Expenses by Nature - Detailed Information about Expenses by Nature (Parenthetical) (Detail) - ARS ($) $ in Millions				12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 26, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense By Nature [Line Items]
Export withholdings				$ 19,707	$ 9,393	$ 6,541
Fees and remunerations of the Directors and Statutory Auditors of YPF	$ 194	$ 83	$ 65	482	193	80
Fees approved by General and Extraordinay Shareholders' Meeting of YPF				463	123	87
Research and development expense				1,938	1,602	1,261
Expense relating to short term lease				3,783	4,164	7,223
Expense relating to lease underlying asset				5,509	5,332	$ 3,326
AESA and OPESSA [Member]
Expense By Nature [Line Items]
Work and Production Assistance Program received in benefit					$ 1,539
OPESSA [member]
Expense By Nature [Line Items]
Productive Recovery Program II ("REPRO II") in benefit				$ 1,726